UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH

EMERGING MARKETS TRUST

FORM N-Q

MARCH 31, 2013

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.9%
Chaowei Power Holdings Ltd.	979,000	$476,728
Halla Climate Control Corp.	39,800	1,008,772
Hyundai Mobis	16,092	4,498,123
Hyundai Wia Corp.	13,800	2,046,558
Tianneng Power International Ltd.	350,000	234,459

Total Auto Components		8,264,640

Automobiles - 2.4%
Ford Otomotiv Sanayi AS	44,500	639,474
Great Wall Motor Co., Ltd., Class H	1,168,500	3,966,477
Hyundai Motor Co.	20,080	4,033,687
Kia Motors Corp.	11,994	604,766
Tata Motors Ltd.	263,167	1,304,456

Total Automobiles		10,548,860

Distributors - 0.1%
Imperial Holdings Ltd.	20,500	468,687

Hotels, Restaurants & Leisure - 0.3%
Alsea SAB de CV	122,994	353,404
Paradise Co., Ltd.	44,671	851,182

Total Hotels, Restaurants & Leisure		1,204,586

Household Durables - 1.1%
Even Construtora e Incorporadora SA	318,000	1,542,200
Gafisa SA	1,114,000	2,227,173	*
Metalfrio Solutions SA	247,900	462,493	*(a)
TCL Multimedia Technology Holdings Ltd.	540,000	420,867

Total Household Durables		4,652,733

Internet & Catalog Retail - 0.3%
GS Home Shopping Inc.	6,542	1,148,937

Leisure Equipment & Products - 0.2%
Sunny Optical Technology Group Co., Ltd.	981,000	1,132,329

Media - 2.0%
CJ E&M Corp.	28,800	913,752	*
CTC Media Inc.	75,900	894,861
Naspers Ltd.	73,100	4,553,993
Zee Entertainment Enterprises Ltd.	590,039	2,290,676

Total Media		8,653,282

Multiline Retail - 0.4%
Lotte Shopping Co., Ltd.	5,500	1,945,218

Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group	127,000	358,297

TOTAL CONSUMER DISCRETIONARY		38,377,569

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
Coca-Cola Icecek Uretim AS	19,700	558,020
Fomento Economico Mexicano SA de CV, ADR	13,900	1,577,650
Grupo Modelo SA de CV, Series C Shares	69,600	630,327
United Spirits Ltd.	38,497	1,345,801

Total Beverages		4,111,798

Food & Staples Retailing - 1.1%
Eurocash SA	94,000	1,533,958
Magnit OJSC, GDR	66,900	3,020,535

Total Food & Staples Retailing		4,554,493

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Food Products - 1.9%
Cosan Ltd., Class A Shares	123,475	$2,407,763
JBS SA	444,500	1,495,781	*
Marfrig Frigorificos e Comercio de Alimentos SA	344,100	1,437,191	*
Minerva SA	375,000	2,431,028
Tongaat Hulett Ltd.	30,300	472,691

Total Food Products		8,244,454

Personal Products - 0.0%
ABLE C&C	638	49,774

TOTAL CONSUMER STAPLES		16,960,519

ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Eurasia Drilling Co., Ltd., GDR	7,900	280,450
TMK OAO, GDR	107,000	1,277,580

Total Energy Equipment & Services		1,558,030

Oil, Gas & Consumable Fuels - 5.7%
Afren PLC	602,600	1,298,350	*
CNOOC Ltd.	509,000	977,011
Gazprom OAO, ADR	186,000	1,590,300
Grupa Lotos SA	19,500	244,873	*
LUKOIL, ADR	85,100	5,480,440
Oil and Gas Development Co., Ltd.	350,900	718,596
Pacific Rubiales Energy Corp.	87,500	1,846,729
Petroleo Brasileiro SA, ADR	131,400	2,384,910
Petroleo Brasileiro SA, ADR	293,900	4,869,923
Polski Koncern Naftowy Orlen SA	159,400	2,515,554	*
Reliance Industries Ltd.	31,656	453,144
Surgutneftegaz, ADR	243,100	2,173,314
Turcas Petrol AS	252,100	516,935

Total Oil, Gas & Consumable Fuels		25,070,079

TOTAL ENERGY		26,628,109

EXCHANGE-TRADED FUNDS - 1.3%
Exchange Traded Funds - 1.3%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	4,274,170	5,748,412

FINANCIALS - 30.1%
Commercial Banks - 22.1%
Asya Katilim Bankasi AS	1,865,000	2,463,577	*
Banco Bradesco SA, ADR	276,870	4,712,327
Bank of Ayudhya Public Co., Ltd., NVDR	2,746,200	3,235,236
Bank of China Ltd., Class H Shares	15,143,000	7,022,795
Bank of the Philippine Islands	371,700	1,001,887
China CITIC Bank Corp., Class H Shares	4,464,000	2,679,820
China Construction Bank Corp., Class H Shares	9,885,367	8,073,794
China Merchants Bank Co., Ltd., Class H Shares	1,094,500	2,317,999
China Minsheng Banking Corp. Ltd., Class H Shares	3,325,500	4,249,758
Chongqing Rural Commercial Bank Public Co., Ltd., Class H Shares	2,969,000	1,591,106
Grupo Financiero Banorte SAB de CV, Series O Shares	492,400	3,947,109
HDFC Bank Ltd.	405,895	4,683,289
ICICI Bank Ltd.	100,265	1,937,319
ICICI Bank Ltd., ADR	35,700	1,531,530
Industrial & Commercial Bank of China Ltd., Class H Shares	13,347,646	9,354,039
Jammu & Kashmir Bank Ltd.	68,241	1,494,082
Kasikornbank Public Co., Ltd., NVDR	832,800	5,915,056
Krung Thai Bank Public Co., Ltd.	5,986,025	5,069,265
OTP Bank PLC	11,800	212,942
Sberbank of Russia	2,228,000	7,062,760	(b)
Shinhan Financial Group Co., Ltd.	48,550	1,738,916
SinoPac Holdings Co., Ltd.	3,669,000	1,742,323
State Bank of India	61,076	2,337,407

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 22.1% (continued)
Taishin Financial Holdings Co., Ltd.	2,466,000	$1,026,727
Turkiye Is Bankasi, Class C Shares	530,200	2,016,126
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	739,100	2,369,303
VTB Bank OJSC, GDR	600,500	1,889,173
Yapi ve Kredi Bankasi	764,000	2,364,671	*
Yes Bank Ltd.	294,515	2,332,819

Total Commercial Banks		96,373,155

Diversified Financial Services - 1.4%
FirstRand Ltd.	331,400	1,160,493
Grupo BTG Pactual	123,800	2,077,475
Kotak Mahindra Bank Ltd.	80,888	971,847
Reliance Capital Ltd.	318,632	1,833,233

Total Diversified Financial Services		6,043,048

Insurance - 0.9%
Discovery Holdings Ltd.	74,300	632,196
Dongbu Insurance Co., Ltd.	28,220	1,203,523
Hyundai Marine & Fire Insurance Co., Ltd.	22,980	657,840
Liberty Holdings Ltd.	35,300	460,670
LIG Non-Life Insurance Co., Ltd.	29,560	629,671
Meritz Fire & Marine Insurance Co., Ltd.	24,910	272,026

Total Insurance		3,855,926

Real Estate Investment Trusts (REITs) - 0.3%
Emlak Konut Gayrimenkul Yatirim	824,800	1,317,455

Real Estate Management & Development - 5.4%
Amata Corp. PCL	1,946,700	1,588,736
China Overseas Land & Investment Ltd.	1,010,960	2,793,553
China Resources Land Ltd.	734,000	2,051,877
Country Garden Holdings Co., Ltd.	3,950,026	1,954,010	*
Direcional Engenharia SA	273,100	1,959,644
Emaar Properties	890,168	1,262,667
Etalon Group Ltd., GDR	370,600	1,853,000	*(a)
Evergrande Real Estate Group Ltd.	3,476,300	1,397,228
Franshion Properties China Ltd.	3,642,000	1,182,323
Guangzhou R&F Properties Co., Ltd., Class H Shares	2,166,400	3,628,086
LSR Group OJSC, GDR, Registered Shares	381,300	1,651,029
Shimao Property Holdings Ltd.	761,000	1,464,640
SM Prime Holdings Inc.	2,100,000	982,847

Total Real Estate Management & Development		23,769,640

TOTAL FINANCIALS		131,359,224

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Osstem Implant Co., Ltd.	14,500	433,984	*

Pharmaceuticals - 1.1%
Cipla Medpro South Africa Ltd.	449,100	455,191
Dr. Reddy’s Laboratories Ltd.	30,244	983,834
Pharmstandard, GDR	60,679	1,253,021	*
Wockhardt Ltd.	61,457	2,255,873	*

Total Pharmaceuticals		4,947,919

TOTAL HEALTH CARE		5,381,903

INDUSTRIALS - 8.2%
Airlines - 0.8%
Aeroflot-Russian Airlines	754,300	1,267,224	(b)
Gol-Linhas Aereas Inteligentes SA, ADR	126,623	753,407	*
Turk Hava Yollari Anonim Ortakligi	378,000	1,546,012	*

Total Airlines		3,566,643

Construction & Engineering - 2.4%
Adhi Karya Persero Tbk PT	3,573,700	1,140,054

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Construction & Engineering - 2.4% (continued)
Aveng Ltd.	125,000	$438,675
China Railway Construction Corp., Class H Shares	3,855,500	3,660,529
China State Construction International Holdings Ltd.	760,000	1,039,761
Daelim Industrial Co.	36,992	3,028,915
Wijaya Karya Persero Tbk PT	5,233,500	1,090,593

Total Construction & Engineering		10,398,527

Electrical Equipment - 0.3%
AcBel Polytech Inc.	974,000	846,886
Amara Raja Batteries Ltd.	93,730	481,412

Total Electrical Equipment		1,328,298

Industrial Conglomerates - 2.1%
Alfa SA de CV, Series A Shares	1,274,500	3,110,034
Enka Insaat ve Sanayi AS	457,800	1,416,946
Grupo Kuo SAB De CV, Class B Shares	387,700	1,002,879	*(a)
Koc Holding AS	207,700	1,205,356
NWS Holdings Ltd.	721,000	1,291,058
SK Corp.	8,470	1,282,756

Total Industrial Conglomerates		9,309,029

Machinery - 0.9%
Samsung Heavy Industries Co., Ltd.	114,640	3,611,479
TK Corp.	18,130	395,158	*

Total Machinery		4,006,637

Road & Rail - 1.1%
All America Latina Logistica	500,400	2,501,071
Guangshen Railway Co., Ltd., Class H Shares	4,714,000	2,307,644

Total Road & Rail		4,808,715

Trading Companies & Distributors - 0.5%
Barloworld Ltd.	193,800	2,019,922

Transportation Infrastructure - 0.1%
Beijing Capital International Airport Co., Ltd.	864,000	623,300

TOTAL INDUSTRIALS		36,061,071

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.1%
Humax Co., Ltd.	48,060	529,152

Computers & Peripherals - 1.8%
AmTRAN Technology Co., Ltd.	1,005,000	815,024
Asustek Computer Inc.	336,000	3,994,582
Lenovo Group Ltd.	3,080,000	3,055,182

Total Computers & Peripherals		7,864,788

Electronic Equipment, Instruments & Components - 2.9%
Chin-Poon Industrial Co., Ltd.	1,096,000	1,286,501
Daeduck GDS Co., Ltd.	81,630	1,335,310
Hon Hai Precision Industry Co., Ltd.	2,074,300	5,736,798
InnoLux Display Corp.	912,000	561,184	*
KH Vatec Co., Ltd.	73,185	1,137,966	*
LG.Philips LCD Co., Ltd.	40,000	1,161,244	*
PARTRON Co., Ltd.	63,400	1,461,630

Total Electronic Equipment, Instruments & Components		12,680,633

Internet Software & Services - 1.4%
Mail.ru Group Ltd., GDR	68,900	1,908,530
Media Tek Inc.	277,000	3,149,569
Tencent Holdings Ltd.	31,300	995,142

Total Internet Software & Services		6,053,241

IT Services - 1.2%
Infosys Technologies Ltd.	77,674	4,123,082

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
IT Services - 1.2% (continued)
Ybrant Digital Ltd.	2,431,962	$1,196,964	(a)

Total IT Services		5,320,046

Semiconductors & Semiconductor Equipment - 8.5%
Chipbond Technology Corp.	451,000	1,021,075
Eugene Technology Co., Ltd.	66,134	1,150,183
Iljin Display Co., Ltd.	73,040	1,470,516
Samsung Electronics Co., Ltd.	16,739	22,717,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,837,715	9,489,892
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	70,263	1,207,821

Total Semiconductors & Semiconductor Equipment		37,057,346

TOTAL INFORMATION TECHNOLOGY		69,505,206

MATERIALS - 9.3%
Chemicals - 1.1%
Fauji Fertilizer Co., Ltd.	1,459,478	1,614,474
Omnia Holdings Ltd.	43,600	749,165
Sinofert Holdings Ltd.	4,652,000	1,168,611
Sociedad Quimica y Minera de Chile SA, ADR	25,400	1,408,430

Total Chemicals		4,940,680

Construction Materials - 1.7%
Cemex SAB de CV, Participation Certificates, ADR	267,288	3,263,586	*
China National Building Material Co., Ltd.	874,000	1,101,148
PPC Ltd.	260,200	906,921
PT Indocement Tunggal Prakarsa Tbk	873,000	2,093,224

Total Construction Materials		7,364,879

Containers & Packaging - 0.1%
HSIL Ltd.	257,180	430,605

Metals & Mining - 4.8%
African Rainbow Minerals Ltd.	64,900	1,336,212
Assore Ltd.	36,100	1,219,194
Evraz PLC	561,700	1,894,714
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D Shares	1,945,200	1,741,681
KGHM Polska Miedz SA	13,100	634,688
Korea Zinc Co., Ltd.	6,098	1,942,963
Lonmin PLC	263,700	1,165,575	*
Northam Platinum Ltd.	170,400	735,689	*
Poongsan Corp.	47,560	1,162,711
Sterlite Industries India Ltd.	465,600	803,128
Vale SA, ADR	482,500	8,342,425

Total Metals & Mining		20,978,980

Paper & Forest Products - 1.6%
Fibria Celulose SA, ADR	210,600	2,541,942	*
Hansol Paper Co., Ltd.	44,400	478,879
Mondi Ltd.	126,500	1,712,750
Sappi Ltd.	671,800	2,098,256	*

Total Paper & Forest Products		6,831,827

TOTAL MATERIALS		40,546,971

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.9%
KT Corp.	13,650	430,627
PT Telekomunikasi Indonesia Tbk	3,185,500	3,605,917

Total Diversified Telecommunication Services		4,036,544

Wireless Telecommunication Services - 4.9%
America Movil SAB de CV, Series L Shares	3,616,786	3,838,907
America Movil SAB de CV, Series L Shares, ADR	208,600	4,372,256
China Mobile Ltd.	607,000	6,423,797
MegaFon OAO, GDR	109,000	3,379,000	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 4.9% (continued)
Sistema JSFC, Registered Shares, GDR	95,800	$1,758,888
VimpelCom Ltd., ADR	134,200	1,595,638

Total Wireless Telecommunication Services		21,368,486

TOTAL TELECOMMUNICATION SERVICES		25,405,030

UTILITIES - 3.8%
Electric Utilities - 1.0%
Huaneng Power International Inc., Class H Shares	3,952,000	4,195,075

Gas Utilities - 0.8%
PT Perusahaan Gas Negara	5,698,500	3,489,177

Independent Power Producers & Energy Traders - 1.1%
China Resources Power Holdings Co.	476,000	1,428,757
Datang International Power Generation Co., Ltd.	1,410,000	623,030
Huadian Power International Corp., Ltd.	4,732,000	2,243,304	*
NTPC Ltd.	160,379	418,284

Total Independent Power Producers & Energy Traders		4,713,375

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sau Paulo, ADR	17,200	820,956	*
Guangdong Investment Ltd.	3,654,000	3,210,321

Total Water Utilities		4,031,277

TOTAL UTILITIES		16,428,904

TOTAL COMMON STOCKS (Cost - $358,046,470)		412,402,918

PREFERRED STOCKS - 4.5%
CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Companhia de Bebidas das Americas, ADR	67,100	2,840,343

FINANCIALS - 2.6%
Commercial Banks - 2.6%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	100,800	873,941
Itau Unibanco Banco Multiple SA, ADR	251,558	4,477,732
Itausa - Investimentos Itau SA	1,169,074	6,103,541

TOTAL FINANCIALS		11,455,214

MATERIALS - 0.8%
Metals & Mining - 0.8%
Metalurgica Gerdau SA	295,599	2,852,496
Usinas Siderurgicas de Minas Gerais SA, Class A Shares	133,800	716,425

TOTAL MATERIALS		3,568,921

UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Cia Energetica de Sao Paulo	177,000	1,782,482

TOTAL PREFERRED STOCKS (Cost - $16,948,056)		19,646,960

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $374,994,526)		432,049,878

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity - $5,419,120; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market value - $5,527,396) (Cost - $5,419,000)	0.200%	4/1/13	$5,419,000	$5,419,000

TOTAL INVESTMENTS - 100.1% (Cost - $380,413,526#)				437,468,878
Liabilities in Excess of Other Assets - (0.1)%				(481,014)

TOTAL NET ASSETS - 100.0%				$436,987,864

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

Summary of Investments by Country†

China	15.2%
South Korea	14.9
Brazil	13.8
Russia	7.9
India	7.6
Taiwan	7.1
Mexico	5.1
South Africa	4.4
Hong Kong	4.2
Turkey	4.2
Thailand	3.6
Indonesia	2.6
Cayman Islands	2.0
Bermuda	1.5
Poland	1.1
United Kingdom	1.0
Pakistan	0.5
Philippines	0.5
British Virgin Islands	0.4
Canada	0.4
Chile	0.3
United Arab Emirates	0.3
Cyprus	0.1
Hungary	0.1
Short - Term Investments	1.2

100.0%

†	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$124,296,464	$7,062,760	—	$131,359,224
Industrials	34,793,847	1,267,224	—	36,061,071
Other common stocks	244,982,623	—	—	244,982,623
Preferred stocks	19,646,960	—	—	19,646,960

Total long-term investments	$423,719,894	$8,329,984	—	$432,049,878

Short-term investments†	—	5,419,000	—	5,419,000

Total investments	$423,719,894	$13,748,984	—	$437,468,878

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $293,339,900 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,675,925
Gross unrealized depreciation	(15,620,573)

Net unrealized appreciation	$57,055,352

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31,2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date: May 24, 2013

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2013